Details of Gold Fields Non-Executive Director Share Plan (Detail) (Gf Non Executive Director Share Plan)	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Jun. 30, 2009 USD ($)	Jun. 30, 2009 ZAR
Number of Options
Beginning Balance	81,700	81,700	36,700	36,700			81,700	81,700
Exercised and released	(20,000)	(20,000)	(36,700)	(36,700)
Forfeited	(25,000)	(25,000)
Ending Balance	36,700	36,700	0	0			81,700	81,700
Average option price
Average price, at beginning of year	$ 11.70	88.54	$ 11.76	79.37	$ 0	0	$ 10.99	88.54
Exercised and released	$ 10.99	78.49	$ 10.99	79.37
Forfeited	$ 15.41	110.03
Average price, at end of year	$ 11.76	79.37	$ 0	0	$ 0	0	$ 10.99	88.54